10-K Uncompleted Contracts - Schedule of costs, estimated earnings and billings on uncompleted contracts (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Costs incurred on uncompleted contracts		$ 1,217,480	$ 1,190,922
Estimated earnings		153,317	158,836
Uncompleted contracts		1,370,797	1,349,758
Less billings to date		(1,379,495)	(1,360,101)
Net contract assets (liabilities)	$ 13,430	$ (8,698)	$ (10,343)	$ (13,456)